Derivative Financial Instruments (Potential Loss On Counterparty Exposures) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Potential loss on counterparty exposures related to derivative contracts	$ 15	$ 150
Affiliates [Member]
Concentration Risk [Line Items]
Potential loss on counterparty exposures related to derivative contracts		1
Coal Producers [Member]
Concentration Risk [Line Items]
Potential loss on counterparty exposures related to derivative contracts		35
Commodity Marketing Companies [Member]
Concentration Risk [Line Items]
Potential loss on counterparty exposures related to derivative contracts	1	85
Electric Utilities [Member]
Concentration Risk [Line Items]
Potential loss on counterparty exposures related to derivative contracts	1	3
Financial Companies [Member]
Concentration Risk [Line Items]
Potential loss on counterparty exposures related to derivative contracts	10	22
Municipalities/Cooperatives [Member]
Concentration Risk [Line Items]
Potential loss on counterparty exposures related to derivative contracts	$ 3	$ 4